CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Stock [Member]	Stockholders' Equity [Member]	Noncontrolling Interest ("NCI") [Member]
Beginning Balance at Dec. 31, 2011	$ 1,733,712	$ 242,416	$ 1,375,976	$ 150,825	$ (13,752)	$ (95,827)	$ 1,659,638	$ 74,074
Beginning Balance (in shares) at Dec. 31, 2011		242,416,424
Net Income (Loss)	205,235			194,465			194,465	10,770
Other comprehensive income (loss), net of tax	19,870				19,805		19,805	65
Exercise of stock options	952	215	737				952
Exercise of stock options (in shares)		214,946
Share vesting		811	(811)
Share vesting (in shares)		810,786
Stock-based compensation charges	15,369		15,369				15,369
Purchase of treasury shares	(2,898)					(2,898)	(2,898)
Distributions to NCI	(20,135)							(20,135)
Ending Balance at Dec. 31, 2012	1,952,105	243,442	1,391,271	345,290	6,053	(98,725)	1,887,331	64,774
Ending Balance (in shares) at Dec. 31, 2012		243,442,156
Net Income (Loss)	(489,910)			(508,868)			(508,868)	18,958
Other comprehensive income (loss), net of tax	(53,818)				(53,763)		(53,763)	(55)
Exercise of stock options	207	68	139				207
Exercise of stock options (in shares)		68,285
Share vesting		461	(461)
Share vesting (in shares)		460,923
Stock-based compensation charges	21,100		18,936			2,164	21,100
Purchase of treasury shares	(1,106)					(1,106)	(1,106)
Sales of subsidiary shares to NCI	25,509		4,613				4,613	20,896
Distributions to NCI	(13,743)							(13,743)
Other		300	(41)			(259)
Other (in shares)		300,001
Ending Balance at Dec. 31, 2013	1,440,344	244,271	1,414,457	(163,578)	(47,710)	(97,926)	1,349,514	90,830
Ending Balance (in shares) at Dec. 31, 2013		244,271,365
Net Income (Loss)	(65,394)			(75,994)			(75,994)	10,600
Other comprehensive income (loss), net of tax	(50,187)				(50,098)		(50,098)	(89)
Exercise of stock options	327	170	157				327
Exercise of stock options (in shares)		169,322
Share vesting		769	(769)				0
Share vesting (in shares)		769,163
Stock-based compensation charges	16,516		13,324			3,192	16,516
Purchase of treasury shares	(1,707)					(1,707)	(1,707)
Sales of subsidiary shares to NCI	(1,534)		(1,534)				(1,534)
Distributions to NCI	(6,352)							(6,352)
Acquisition of NCI	(32,943)		11,136				11,136	(44,079)
Issuance of tangible equity units	240,044		240,044				240,044
Ending Balance at Dec. 31, 2014	$ 1,539,114	$ 245,210	$ 1,676,815	$ (239,572)	$ (97,808)	$ (96,441)	$ 1,488,204	$ 50,910
Ending Balance (in shares) at Dec. 31, 2014		245,209,850